Document And Entity Information	3 Months Ended
Oct. 20, 2026
Document Information Line Items
Entity Central Index Key	0000894671
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	OHIO VALLEY BANC CORP
Entity Incorporation, State or Country Code	OH
Entity File Number	0-20914
Entity Tax Identification Number	31-1359191
Entity Address, Address Line One	420 Third Avenue
Entity Address, Address Line Two	P.O. Box 240
Entity Address, City or Town	Gallipolis
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45631
City Area Code	740
Local Phone Number	446-2631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common shares, without par value
Trading Symbol	OVBC
Security Exchange Name	NASDAQ
Amendment Flag	false